Registration No.
                                                     Registration No. 811-07659
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]

         Post-Effective Amendment No. 11                                   [X]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]

         Amendment No. 259                                                 [X]


                        (Check appropriate box or boxes)

                              --------------------

                            SEPARATE ACCOUNT No. 49
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              --------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------


                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                              --------------------

                  Please send copies of all communications to:

                           CHRISTOPHER E. PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

         Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

         It is proposed that this filing will become effective (check appropriate box):

  [X]    Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [ ]    On (____________) pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (____________) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post-Effective Amendment No. 11 ("PEA") on Form N-4 Registration
Statement No. 333-160951 ("Registration Statement") of Separate Account No. 49 of AXA Equitable Life Insurance Company ("AXA Equitable") is being filed for the sole purpose of including in the Registration Statement a new variable investment option to be offered under the Retirement Cornerstone(SM) Series contracts. Part B of the Registration Statement remains unchanged. Part C of the Registration Statement has been updated pursuant to the requirements of Form N-4.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED FEBRUARY 22, 2011 TO THE CURRENT PROSPECTUSES FOR RETIREMENT CORNERSTONE(SM) SERIES
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectuses and statements of additional information you received and in any supplements to the prospectuses and statements of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.


NEW VARIABLE INVESTMENT OPTION -- EQ/DYNAMIC WEALTH STRATEGIES

The purpose of this supplement is to provide you with information regarding a new variable investment option under your Retirement Cornerstone(SM) contract. On or about February 22, 2011, we anticipate making available the EQ/Dynamic Wealth Strategies variable investment option. This investment option invests in the EQ/Dynamic Wealth Strategies Portfolio and is made available through the EQ Advisors Trust.

Please note the following changes to your Retirement Cornerstone(SM)
Prospectus:

     1.   Cover Page

          On the cover of your Prospectus, the EQ/Dynamic Wealth Strategies variable investment option is added under the EQ Advisors Trust.

            o  EQ/Dynamic Wealth Strategies

     2.   Contract features and benefits

          A. Under "What are my investment options under the contract?" the EQ/Dynamic Wealth Strategies variable investment option is added under the listing of Investment Performance Variable Investment Options.

          B. Under "Portfolios of the Trusts", the following is added to the table listing the underlying Portfolios of the variable investment options:

-----------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                      Investment Manager (or Sub-Adviser(s),
Portfolio Name                 Objective                                               as applicable)
-----------------------------------------------------------------------------------------------------------------------------
EQ/DYNAMIC WEALTH STRATEGIES   Seeks to achieve total return from long-term growth of  AllianceBernstein L.P.
                               capital and income.
-----------------------------------------------------------------------------------------------------------------------------

AXA Equitable Life Insurance Company will be the Investment Manager of the EQ/Dynamic Wealth Strategies Portfolio.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVE, RISKS AND CHARGES AND EXPENSES OF THE EQ/DYNAMIC WEALTH STRATEGIES PORTFOLIO CAREFULLY BEFORE INVESTING. THE PROSPECTUS FOR THE EQ ADVISORS TRUST CONTAINS THIS AND OTHER IMPORTANT INFORMATION ABOUT THIS PORTFOLIO. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.







     Distributed by affiliate AXA Advisors, LLC, and for certain contracts co-distributed by affiliate AXA Distributors, LLC,
                1290 Avenue of the Americas, New York, NY 10104.

              Copyright 2011 AXA Equitable Life Insurance Company.
                              All rights reserved.


                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234



                                                                          x03438

                                     PART C

                                OTHER INFORMATION
                                -----------------


Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

               The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 49.

         (b) Exhibits.

         The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

         2.   Not applicable.

         3. (a) Form of Distribution Agreement among Equitable Distributors, Inc., Separate Account Nos. 45 and 49 and The Equitable Life Assurance Society of the United States, previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

              (b) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of certain separate accounts and Equitable Distributors, Inc., previously filed with this Registration Statement, File No. 333-05593 on May 1, 1998.

              (c) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), previously filed with this Registration Statement No. 333-05593 on June 10, 1996.

              (d) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-05593 on April 25, 2001.

              (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with this Registration Statement, File No. 333-05593, on April 25, 2001.

              (f) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed
                   April 19, 2004.

              (g) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (h) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (i) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, previously filed with this Registration Statement, File No. 333-05593, on April 20, 2005.

              (j) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, previously filed with this Registration Statement, File No. 333-05593, on April 20, 2005.

              (k) First Amendment to Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life Separate Accounts more particularly described in the Distribution Agreement and Equitable Distributors, Inc. incorporated herein by reference to
                   Exhibit 3(j) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (l) Third Amendment to General Agent Sales Agreement dated as of
                   January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (m) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                   Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (n) Fifth Amendment, dated as of November 1, 2006, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 4(p), filed on April 24, 2007.

               (o) Sixth Amendment, dated as of February 15, 2008, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(q), filed on April 20, 2009.

               (p) Seventh Amendment, dated as of February 15, 2008, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

               (q) Eighth Amendment, dated as of November 1, 2008, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

          4. (a) Form of Endorsement Applicable to the Guaranteed Benefit Investment Options 7/16/09 (2010GOA), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (b) Form of Endorsement Applicable to the Defined Benefit
                   Qualified Plans (7/16/09) (2010QP-DB), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (c) Form of Endorsement Applicable to the Guaranteed Interest
                   Special Dollar Cost Averaging 7/16/09 (2010SDCA), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (d) Form of Endorsement Applicable to the Special Money Market
                   Dollar Cost Averaging 7/16/09 (2010MMDCA), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (e) Form of Guaranteed Income Benefit Rider (7/16/09)
                   (2010GMIB-H), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (f) Form of Return of Principal Death Benefit Rider (7/16/09)
                   (2010GMDBROP), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (g) Form of Annual Ratchet Death Benefit Rider Annual Ratchet to
                   Age [85] GMDB (7/16/09) (2010GMDAR), previously filed with this Regisration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (h) Form of "Greater of" Death Benefit Rider Greater of Annual
                   Rollup to Age [85] GMDB or Annual Ratchet to Age [85] GMDB (7/16/09) (2010GMDAR), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (i) Form of Data Page (7/16/09) (2010DP) (Base Data Page Part A),
                   previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (j) Form of Data Page (7/16/09) (2010DPBCO) (BCO Data Page Part
                   A), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (k) Form of Data Page (7/16/09) (2010DPBShr) (Base Data Page Part
                   C Withdrawal Charges), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (l) Form of Data Page (7/16/09) (2010DPCShr) (Base Data Page Part
                   C Withdrawal Charges), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (m) Form of Data Page (7/16/09) (2010DPLShr) (Base Data Page Part
                   C Withdrawal Charges), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (n) Form of Data Page (2010DPExC) (Part C Withdrawal Charges),
                   previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (o) Form of Data Page (2010DPWVR) (Part D Withdrawal Charge
                   Waivers For All Shares), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (p) Form of Flexible Premium Deferred Fixed and Variable Annuity
                   Contract (Form No. ICC10BASE1), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

               (q) Form of Endorsement Applicable to Traditional IRA Contracts
                   (Form No. ICC10IRA1), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

               (r) Form of Inherited Traditional IRA Beneficiary Continuation
                   Option (BCO) Endorsement (Form No. ICC10INHIRA1), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

               (s) Form of Endorsement Applicable to Roth IRA Contracts (Form
                   No. ICC10ROTH1), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

               (t) Form of Endorsement Applicable to Inherited Roth IRA
                   Beneficiary Continuation Option (BCO) (Form No. ICC10INHROTH1), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

               (u) Form of Endorsement Applicable to Custodial [Roth] IRA
                   Contracts (Form No. ICC10CSTDL1), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

               (v) Form of Endorsement Applicable to the Termination of an
                   Optional Guaranteed Income Benefit and/or the Termination or Change of an Optional Guaranteed Minimum Death Benefit Rider(s) (Form No. 2010PCSDP-B), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

               (w) Form of Endorsement Applicable to Protection Account
                   Investment Options (Form No. ICC10GOA1), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

               (x) Form of Endorsement Applicable to Special Money Market Dollar
                   Cost Averaging (Form No. ICC10SMMDCA1), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

               (y) Form of Endorsement Applicable to Non-Qualified Contracts
                   (Form No. ICC10NQ1), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

               (z) Form of Data Page (Part A - Personal Data and Part B -
                   Certain Provisions of the Contract) (Form No. ICC10DPADV), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

         5. (a) Form of Enrollment Form/Application 2010 App 01 B (AXA Advisors), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (b) Form of Enrollment Form/Application 2010 App 02 B (AXA
                   Distributors), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (c) Form of Enrollment Form/Application 2010 App 01 C (AXA
                   Advisors), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (d) Form of Enrollment Form/Application 2010 App 02 C (AXA
                   Distributors), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (e) Form of Enrollment Form/Application 2010 App 01 L (AXA
                   Advisors), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (f) Form of Enrollment Form/Application 2010 App 02 L (AXA
                   Distributors), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (g) Form of Enrollment Form/Application 2010 App 01 X (AXA
                   Advisors), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (h) Form of Enrollment Form/Application 2010 App 02 X (AXA
                   Distributors), previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 15, 2009.

               (i) Form of Enrollment Form/Application 2010 App 02 ADV (AXA
                   Distributors), previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

         6. (a) Restated Charter of Equitable, as amended January 1, 1997, previously filed with this Registration Statement No. 333-05593 on March 6, 1997.

               (b) By-Laws of Equitable, as amended November 21, 1996,
                   previously filed with this Registration Statement No. 333-05593 on March 6, 1997.

               (c) By-Laws of AXA Equitable, as amended September 7, 2004, filed with this Registration Statement File No. 333-05593.

               (d) Restated Charter of AXA Equitable, as amended December 6,
                   2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

         7.   Not applicable.

         8.    (a)      Form of Participation Agreement among EQ Advisors Trust
                        Equitable, Equitable Distributors, Inc. and EQ Financial
                        Consultants, Inc., (now AXA Advisors, LLC) incorporated by reference to the Registration Statement of EQ
                        Advisors Trust on Form N-1A. (File Nos. 333-17217 and
                        811-07953). Filed August 28, 1997.

               (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, incorporated by reference to this Registration Statement (File No. 333-60730) on December 5, 2001.

               (c) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on January 15, 2004.

               (d) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

               (e) Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, AllianceBernstein L.P., and AllianceBernstein Investments, Inc., previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

               (f) Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

               (g) Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

               (h) Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and The Equitable Life Assurance Society of the United States, dated May 1, 2003, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

               (i) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/ Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

               (j) Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

               (k) Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

               (l) Form of Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

               (m) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

               (n) Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

               (o)(i) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

               (o)(ii) Form of Third Amendment to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

               (p)(i) Participation Agreement among MONY Life Insurance Company, ProFunds, and ProFunds Advisors LLC, dated May 1, 2002, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

               (p)(ii) Form of Amendment No. 1 to the Participation Agreement, (the "Agreement") dated May 1, 2002 by and among MONY Life Insurance Company, ProFunds and ProFunds Advisors LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

               (q)(i) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

               (q)(ii) Form of Amendment No. 1 to the Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on November 16, 2009.

               (r) Form of Participation Agreement by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

               (s) Form of Participation Agreement by and between AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, and Rydex Distributors, LLC, previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

          9. (a) Opinion and Consent of Counsel of AXA Equitable, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on October 23, 2009.

               (b) Opinion and Consent of Counsel of AXA Equitable, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on April 30, 2010.

               (c) Opinion and Consent of Counsel of AXA Equitable, previously filed with this Registration Statement on Form N-4 (File No. 333-160951) on July 26 , 2010.

               (d) Opinion and Consent of Counsel of AXA Equitable, previously filed with this Registration Statement on Form N-4 (333-160951), on December 2, 2010.

         10.   (a) Consent of PricewaterhouseCoopers LLP is filed herewith.

               (b) Powers of Attorney, previously filed with this Registration
                   Statement on Form N-4 (333-160951), on December 2, 2010.

         11.   Not applicable.

         12.   Not applicable.

         13.   Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                               Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Peter S. Kraus                              Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Scott D. Miller                             Director
SSA & Company
315 East Hopkins Avenue
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

Richard C. Vaughan                          Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Executive Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Alvin H. Fenichel                          Senior Vice President and
                                            Chief Accounting Officer

*Jennifer Blevins                           Executive Vice President

*Mary Fernald                               Senior Vice President and
                                            Chief Underwriting Officer

*David Kam                                  Senior Vice President and Actuary


*Richard S. Dziadzio                        Senior Executive Vice President and
                                            Chief Financial Officer

*Andrew J. McMahon                          Senior Executive Vice President and
                                            President, Financial Protection and
                                            Wealth Management

*Andrew Raftis                              Senior Vice President and Auditor

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Anne M. Katcher                            Senior Vice President and
                                            Senior Actuary

*Anthony F. Recine                          Senior Vice President,
                                            Chief Compliance Officer and
                                            Deputy General Counsel

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Dave S. Hattem                             Senior Vice President and
                                            General Counsel

*Richard V. Silver                          Senior Executive Vice President,
                                            Chief Administrative Officer and
                                            Chief Legal Officer

*Michel Perrin                              Senior Vice President and Actuary

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Senior Executive Vice President and
                                            President, Retirement Savings

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

          Separate Account No. 49 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

          AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

          The AXA Group Organizational Charts January 1st, 2010, were previously filed with this Registration Statement (File No. 333-160951), on July 26, 2010.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q2-2010
-------------------------------------------------------------
        AS OF :  JUNE 30, 2010

                                                                                 State of    State of
                                                                    Type of     Incorp. or   Principal   Federal
                                                                   Subsidiary    Domicile    Operation   Tax ID #
                                                                   ----------    --------    ---------   ---------

                                                                                -------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                             DE          NY      13-3623351
---------------------------------------------------------------------------------------------------------------------
  MONY Agricultural Investment Advisers, Inc.                      Operating        DE          CO      75-2961816
  -------------------------------------------------------------------------------------------------------------------
  MONY Capital Management, Inc.                                    Operating        DE          NY      13-4194065
  -------------------------------------------------------------------------------------------------------------------
  MONY Asset Management, Inc.                                      Operating        DE          NY      13-4194080
  -------------------------------------------------------------------------------------------------------------------
  787 Holdings, LLC                                                Operating        DE          NY      See Note 19
  -------------------------------------------------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Notes 2 & 16)                            DE          NY      52-2197822
  -------------------------------------------------------------------------------------------------------------------
    AXA Financial (Bermuda) Ltd.*                                  Insurance     Bermuda      Bermuda   14-1903564
    -----------------------------------------------------------------------------------------------------------------
    AXA Distribution Holding Corporation  (Note 2)                                  DE          NY      13-4078005
    -----------------------------------------------------------------------------------------------------------------
      AXA Advisors, LLC     (Note 5)                                                DE          NY      13-4071393
      ---------------------------------------------------------------------------------------------------------------
      AXA Network, LLC     (Note 6)                                Operating        DE          NY      06-1555494
      ---------------------------------------------------------------------------------------------------------------
         AXA Network of Alabama, LLC                               Operating        AL          AL      06-1562392
         ------------------------------------------------------------------------------------------------------------
         AXA Network of Connecticut, Maine and New York, LLC       Operating        DE          NY      13-4085852
         ------------------------------------------------------------------------------------------------------------
         AXA Network Insurance Agency of Massachusetts, LLC        Operating        MA          MA      04-3491734
         ------------------------------------------------------------------------------------------------------------
         AXA Network of Nevada, Inc.                               Operating        NV          NV      13-3389068
         ------------------------------------------------------------------------------------------------------------
         AXA Network of Puerto Rico, Inc.                          Operating       P.R.        P.R.     66-0577477
         ------------------------------------------------------------------------------------------------------------
         AXA Network Insurance Agency of Texas, Inc.               Operating        TX          TX      75-2529724
      ---------------------------------------------------------------------------------------------------------------
      PlanConnect, LLC                                             Operating        DE          NY      27-1540220
    -----------------------------------------------------------------------------------------------------------------
    AXA Equitable Life Insurance Company (Note 2 & 9) *             Insurance       NY          NY      13-5570651
    -----------------------------------------------------------------------------------------------------------------
      Equitable Deal Flow Fund, L.P.                               Investment       DE          NY      13-3385076
      ---------------------------------------------------------------------------------------------------------------
         Equitable Managed Assets, L.P.                            Investment       DE          NY      13-3385080
      ---------------------------------------------------------------------------------------------------------------
      Real Estate Partnership Equities (various)                   Investment       **                       -
      ---------------------------------------------------------------------------------------------------------------
      Equitable Holdings, LLC  (Notes 3 & 4)                          HCO           NY          NY      22-2766036
      ---------------------------------------------------------------------------------------------------------------
         See Attached Listing A
      ---------------------------------------------------------------------------------------------------------------
      ACMC, LLC     (Note 4)                                          HCO           DE          NY      13-2677213
      ---------------------------------------------------------------------------------------------------------------
      EVSA, Inc.                                                   Investment       DE          PA      23-2671508
    -----------------------------------------------------------------------------------------------------------------
    AXA Equitable Life and Annuity Company * (Note 10, 17 & 18)     Insurance       NY          NY      13-3198083
    -----------------------------------------------------------------------------------------------------------------
    MONY Life Insurance Company *                                   Insurance       NY          NY      13-1632487
    -----------------------------------------------------------------------------------------------------------------
          See Attached Listing C
          -----------------------------------------------------------------------------------------------------------


                                                                                 Parent's
                                                                    Number of   Percent of
                                                                      Shares     Ownership           Comments
                                                                      Owned     or Control   (e.g., Basis of Control)
                                                                      -----     ----------   ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
-------------------------------------------------------------------
  MONY Agricultural Investment Advisers, Inc.                                     100.00%
  -----------------------------------------------------------------
  MONY Capital Management, Inc.                                                   100.00%
  -----------------------------------------------------------------
  MONY Asset Management, Inc.                                                     100.00%
  -----------------------------------------------------------------
  787 Holdings, LLC                                                               100.00%
  -----------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Notes 2 & 16)                     -    100.00%
  -----------------------------------------------------------------
    AXA Financial (Bermuda) Ltd.*                                       250,000   100.00%
    ---------------------------------------------------------------
    AXA Distribution Holding Corporation  (Note 2)                        1,000   100.00%
    ---------------------------------------------------------------
      AXA Advisors, LLC     (Note 5)                                         -    100.00%
      -------------------------------------------------------------
      AXA Network, LLC     (Note 6)                                          -    100.00%
      -------------------------------------------------------------
         AXA Network of Alabama, LLC                                         -    100.00%
         ----------------------------------------------------------
         AXA Network of Connecticut, Maine and New York, LLC                 -    100.00%
         ----------------------------------------------------------
         AXA Network Insurance Agency of Massachusetts, LLC                  -    100.00%
         ----------------------------------------------------------
         AXA Network of Nevada, Inc.                                              100.00%
         ----------------------------------------------------------
         AXA Network of Puerto Rico, Inc.                                         100.00%
         ----------------------------------------------------------
         AXA Network Insurance Agency of Texas, Inc.                      1,050   100.00%
      -------------------------------------------------------------
      PlanConnect, LLC                                                            100.00%
    ---------------------------------------------------------------
    AXA Equitable Life Insurance Company (Note 2 & 9) *               2,000,000   100.00%    NAIC # 62944
    ---------------------------------------------------------------
      Equitable Deal Flow Fund, L.P.                                         -         -     G.P. & L.P.
      -------------------------------------------------------------
         Equitable Managed Assets, L.P.                                      -         -     G.P.
      -------------------------------------------------------------
      Real Estate Partnership Equities (various)                             -         -     **
      -------------------------------------------------------------
      Equitable Holdings, LLC  (Notes 3 & 4)                                 -    100.00%
      -------------------------------------------------------------
         See Attached Listing A
      -------------------------------------------------------------
      ACMC, LLC     (Note 4)                                          5,000,000   100.00%
      -------------------------------------------------------------
      EVSA, Inc.                                                             50   100.00%
    ---------------------------------------------------------------
    AXA Equitable Life and Annuity Company * (Note 10, 17 & 18)                   100.00%
    ---------------------------------------------------------------
    MONY Life Insurance Company *                                                 100.00%
    ---------------------------------------------------------------
          See Attached Listing C
          ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q2-2010
-------------------------------------------------------------

      * Affiliated Insurer
     ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.
    *** All subsidiaries are corporations, except as otherwise noted.

        1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

        2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
               Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
               Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
               Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
               Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

        3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

        4. In October 1999, AllianceBernstein Holding L.P. ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

            As of May 31, 2010, AXF's subsidiaries own 45.06% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:
                 AXA Financial Bermuda, held directly 15,276,937 AllianceBernstein Units (5.54%),
                 AXA Equitable Life directly own 29,100,290 AllianceBernstein Units (10.55%),
                 ACMC, LLC own 66,220,822 AllianceBernstein Units (24%), and MONY owns 6,841,642 (2.48%) of AllianceBernstein Units and MLOA owns 2,587,472 (.94%) of AllianceBernstein Units

               AllianceBernstein Corporation also own a 1% general partnership interest in AllianceBernstein L.P.

               In addition, ACMC, LLC own 722,178 units (0.26%), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AXA Equitable Life own 822,178 units of general partnership interest (0.29%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

        5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

        6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

        7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

        8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

        9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

        10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

        11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

        12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

        12. Effective May 26, 2005, Matrix Private Equities was sold.

        13. Effective December 2, 2005, Advest Group was sold.

        14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

        15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

        16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

        17. Effective August 1, 2008, AXA Equitable Life Insurance Company tranferred ownership of AXA Life and Annuity Company to AXA Equitable Financial Services, LLC.

        18. Effective September 22, 2008, AXA Life and Annuity Company changed its name to AXA Equitable Life and Annuity Company.

        19. The EIN for 787 Holdings, LLC is 27-0294443, to be used for federal employment taxes and certain federal excise taxes.

            For federal tax purposes, it should generally use AXA Financial's
               EIN, which is 13-3623351.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q2-2010
-------------------------------------------------------------

Dissolved      - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was
                    sold to Credit Suisse Group.
               - 100 Federal Street Funding Corporation was dissolved August 31,
                    1998.
               - 100 Federal Street Realty Corporation was dissolved December
                    20, 2001.
               - CCMI Corp. was dissolved on October 7, 1999.
               - ELAS Realty, Inc. was dissolved January 29, 2002.
               - EML Associates, L.P. was dissolved March 27, 2001.
               - EQ Services, Inc. was dissolved May 11, 2001.
               - Equitable BJVS, Inc. was dissolved October 3, 1999.
               - Equitable Capital Management Corp. became ECMC, LLC on
                    November 30, 1999.
               - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
               - Equitable JVS II, Inc. was dissolved December 4, 1996
               - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                    dissolved on December 31, 2000.
               - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
               - EREIM Managers Corporation was dissolved March 27, 2001.
               - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
               - EVLICO, Inc. was dissolved in 1999.
               - Franconom, Inc. was dissolved on December 4, 2000.
               - GP/EQ Southwest, Inc. was dissolved October 21, 1997
               - HVM Corp. was dissolved on Feb. 16, 1999.
               - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
               - Prime Property Funding, Inc. was dissolved in Feb. 1999.
               - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
               - Six-Pac G.P., Inc. was dissolved July 12,1999
               - Paramount Planners, LLC., a direct subsidiary of AXA
                    Distribution Holding Corporation, was dissolved on December 5, 2003
               - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
               - ECLL Inc. was dissolved July 15, 2003
               - MONY Realty Partners, Inc. was dissolved February 2005.
               - Wil-Gro, Inc. was dissolved June, 2005.
               - Sagamore Financial LLC was dissolved August 31, 2006.
               - Equitable JVS was dissolved August, 2007.
               - Astor Times Square Corp. dissolved as of April 2007.
               - Astor/Broadway Acquisition Corp. dissolved as of  August 2007.
               - PC Landmark, Inc. has been administratively dissolved.
               - EJSVS, Inc. has been administratively dissolved.
               - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q2-2010
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                State of    State of
                                                                                   Type of     Incorp. or   Principal      Federal
                                                                                  Subsidiary    Domicile    Operation     Tax ID #
                                                                                  ----------    --------    ---------     ---------
AXA Financial, Inc.
-------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                             Operating        DE          NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                              Operating        VT          VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                  Operating        DE          NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                           Investment       DE          NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                Operating        DE          NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                               Operating        DE          NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC               Operating        DE          AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                           Operating        DE       CT, ME,NY    06-1579051
                  ------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC          Operating        MA          MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                 Operating        TX          TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                        Operating        DE          NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)       Operating        DE          NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------


                                                                                             Parent's
                                                                                 Number of  Percent of
                                                                                  Shares    Ownership            Comments
                                                                                   Owned    or Control   (e.g., Basis of Control)
                                                                                   -----    ----------   ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------------
           Equitable Holdings, LLC
           ----------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                  500    100.00%
              -------------------------------------------------------------------
              Equitable Casualty Insurance Company *                                 1,000    100.00%
              -------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                         -    100.00%
              -------------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                                ECMC is G.P.
                   Partnership II, L.P.                                                  -          -     ("Deal Flow Fund II")
              -------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                     100    100.00%
              -------------------------------------------------------------------
                 See Attached Listing B
              -------------------------------------------------------------------
              AXA Distributors, LLC                                                      -    100.00%
              -------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                      -    100.00%
                 ----------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                  -    100.00%
                  ---------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                 -    100.00%
                 ----------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                    1,000    100.00%
              -------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                           1,000    100.00%
              -------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)            100    100.00%
              -------------------------------------------------------------------


     * Affiliated Insurer


    Equitable Investment Corp merged into Equitable Holdings, LLC on
       November 30, 1999.
    Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
    Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
       Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q2-2010
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                              State of      State of
                                                                              Type of        Incorp. or     Principal       Federal
                                                                             Subsidiary       Domicile      Operation      Tax ID #
                                                                             ----------       --------      ---------      ---------
AXA Financial, Inc.
-------------------------------------------------------------------------
    AXA Equitable Financial Services, LLC   (Note 2)
    ---------------------------------------------------------------------
       AXA Equitable Life Insurance Company*
       ------------------------------------------------------------------
          Equitable Holdings, LLC
          --------------------------------------------------------------------------------------------------------------------------
             AllianceBernstein Corporation                                                      DE            NY         13-3633538
             -----------------------------------------------------------------------------------------------------------------------
                AllianceBernstein Holding L.P. (See Note 4 on Page 2)     HCO (NYSE: AB)        DE            NY         13-3434400
                --------------------------------------------------------------------------------------------------------------------
                AllianceBernstein L.P.  (See Note 4 on Page 2)              Operating           DE            NY         13-4064930
                --------------------------------------------------------------------------------------------------------------------
                   AllianceBernstein Trust Company, LLC                     Operating           NH            NY         13-4064930
                   -----------------------------------------------------------------------------------------------------------------
                   Cursitor Alliance LLC                                       HCO              DE            MA         22-3424339
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management LLC                             HCO              DE            NY              -
                   -----------------------------------------------------------------------------------------------------------------
                      Sanford C. Bernstein & Co., LLC                       Operating           DE            NY         13-4132953
                   -----------------------------------------------------------------------------------------------------------------
                   AllianceBernstein Corporation of Delaware                   HCO              DE            NY         13-2778645
                   -----------------------------------------------------------------------------------------------------------------
                      AllianceBernstein International, LLC.                 Operating           DE            NY              -
                      --------------------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein (Schweiz) GmbH          Operating      Switzerland    Switzerland         -
                      --------------------------------------------------------------------------------------------------------------
                      ACAM Trust Company Private Ltd.                       Operating         India          India            -
                      --------------------------------------------------------------------------------------------------------------
                      AllianceBernstein (Argentina) S.R.L.                  Operating       Argentina      Argentina          -
                      --------------------------------------------------------------------------------------------------------------
                      ACM Software Services Ltd.                            Operating           DE            NY         13-3910857
                      --------------------------------------------------------------------------------------------------------------
                      Alliance Barra Research Institute, Inc.                  HCO              DE            NY         13-3548918
                      --------------------------------------------------------------------------------------------------------------
                      AllianceBernstein Japan Inc.                             HCO              DE           Japan       13-3009358
                      --------------------------------------------------------------------------------------------------------------
                               AllianceBernstein Japan Ltd.                 Operating         Japan          Japan            -
                      --------------------------------------------------------------------------------------------------------------
                      AllianceBernstein Invest. Management Australia
                        Limited                                             Operating       Australia      Australia          -
                      --------------------------------------------------------------------------------------------------------------
                      AllianceBernstein Global Derivatives Corp.            Operating           DE            NY         13-3626546
                      --------------------------------------------------------------------------------------------------------------
                      AllianceBernstein Investimentos (Brazil) Ltda.        Operating         Brazil        Brazil            -
                      --------------------------------------------------------------------------------------------------------------
                      AllianceBernstein Limited                             Operating          U.K.          U.K.             -
                      --------------------------------------------------------------------------------------------------------------
                               ACM Bernstein GmbH                           Operating        Germany        Germany           -
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Services Limited           Operating          U.K.          U.K.             -
                      --------------------------------------------------------------------------------------------------------------
                      AllianceBernstein (Luxembourg) S.A.                   Operating          Lux.          Lux.             -
                      --------------------------------------------------------------------------------------------------------------
                               AllianceBernstein (France) SAS               Operating         France        France            -
                      --------------------------------------------------------------------------------------------------------------
                      AllianceBernstein (Mexico) S. de R.L. de C.V.         Operating         Mexico        Mexico            -
                      --------------------------------------------------------------------------------------------------------------
                      AllianceBernstein Australia Limited                   Operating       Australia      Australia          -
                      --------------------------------------------------------------------------------------------------------------
                      AllianceBernstein Canada, Inc.                        Operating         Canada        Canada       13-3630460
                      --------------------------------------------------------------------------------------------------------------

                                                                                               Parent's
                                                                                  Number of   Percent of
                                                                                   Shares     Ownership           Comments
                                                                                    Owned     or Control  (e.g., Basis of Control)
                                                                                    -----     ----------  ------------------------
AXA Financial, Inc.
---------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        -------------------------------------------------------------------------
           Equitable Holdings, LLC
           -----------------------------------------------------------------------
              AllianceBernstein Corporation                                                               owns 1% GP interest in
                                                                                                          AllianceBernstein L.P. and
                                                                                                          100,000 GP units in
                                                                                                          AllianceBernstein Holding
                                                                                                          L.P.
              --------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 -----------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 -----------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                         100.00%  Sole member interest
                    --------------------------------------------------------------
                    Cursitor Alliance LLC                                                        100.00%
                    --------------------------------------------------------------
                    Alliance Capital Management LLC                                              100.00%
                    --------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                           100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                             10     100.00%
                    --------------------------------------------------------------
                       AllianceBernstein International, LLC.                                     100.00%  Owned by AllianceBerstein
                                                                                                          Corporation of Deleware
                       -----------------------------------------------------------
                                Sanford C. Bernstein (Schweiz) GmbH                              100.00%  Owned by AllianceBerstein
                                                                                                          International LLC.
                       -----------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                           100.00%
                       -----------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                                       99.00%  AllianceBernstein Oceanic
                                                                                                          Corporation owns 1%
                       -----------------------------------------------------------
                       ACM Software Services Ltd.                                                100.00%
                       -----------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                         1,000     100.00%
                       -----------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       -----------------------------------------------------------
                                AllianceBernstein Japan Ltd.                                     100.00%
                       -----------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited                    100.00%
                       -----------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                      1,000     100.00%
                       -----------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                             99.00%  AllianceBernstein Oceanic
                                                                                                          Corporation owns 1%
                       -----------------------------------------------------------
                       AllianceBernstein Limited                                     250,000     100.00%
                       -----------------------------------------------------------
                                ACM Bernstein GmbH                                               100.00%
                                --------------------------------------------------
                                AllianceBernstein Services Limited                     1,000     100.00%
                       -----------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                             3,999      99.98%  AllianceBernstein Oceanic
                                                                                                          Corporation owns .025%
                       -----------------------------------------------------------
                                AllianceBernstein (France) SAS                                   100.00%
                       -----------------------------------------------------------
                       AllianceBernstein (Mexico) S. de R.L. de C.V.                             100.00%
                       -----------------------------------------------------------
                       AllianceBernstein Australia Limited                                        50.00%  3rd party (NMFM) owns 50%
                       -----------------------------------------------------------
                       AllianceBernstein Canada, Inc.                                 18,750     100.00%
                       -----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q2-2010
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                             State of      State of
                                                                              Type of       Incorp. or     Principal       Federal
                                                                             Subsidiary      Domicile      Operation      Tax ID #
                                                                             ----------      --------      ---------      ---------
AXA Financial, Inc.
---------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  -------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     ----------------------------------------------------------------------
        Equitable Holdings, LLC
        ----------------------------------------------------------------------------------------------------------------------------
           AllianceBernstein Corporation                                                        DE            NY         13-3633538
           -------------------------------------------------------------------------------------------------------------------------
              AllianceBernstein L.P.                                         Operating          DE            NY         13-4064930
              ----------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Corporation of Delaware (Cont'd)             HCO             DE            NY         13-2778645
                 -------------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Investment Research (Proprietary)      Operating      So Africa      So Africa          -
                       Limited
                    ----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein (Singapore) Ltd.                       Operating      Singapore      Singapore          -
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                   HCO         Mauritius      Mauritius          -
                    ----------------------------------------------------------------------------------------------------------------
                             Alliance Capital Asset Management               Operating        India          India            -
                                (India) Private Ltd
                             -------------------------------------------------------------------------------------------------------
                             AllianceBernstein Invest. Res. & Manage.        Operating        India          India            -
                                (India) Pvt
                    ----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Oceanic Corporation                       HCO             DE            NY         13-3441277
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Real Estate, Inc.                       Operating          DE            NY         75-3165543
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Corporate Finance Group Incorporated.           Operating          DE            NY         52-1671668
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                               HCO             DE            NY         13-3802178
                    ----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Asset Management (Korea) Ltd.          Operating        Korea          Korea            -
                    ----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Investments, Inc.                      Operating          DE            NY         13-3191825
                    ----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Investor Services, Inc.                Operating          DE            TX         13-3211780
                    ----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Hong Kong Limited                      Operating      Hong Kong      Hong Kong          -
                    ----------------------------------------------------------------------------------------------------------------
                             AllianceBernstein Taiwan Ltd.                   Operating        Taiwan        Taiwan            -
                    ----------------------------------------------------------------------------------------------------------------
                    Sanford C. Bernstein Limited                             Operating         U.K.          U.K.             -
                    ----------------------------------------------------------------------------------------------------------------
                             Sanford C. Bernstein (CREST Nominees) Ltd.      Operating         U.K.          U.K.             -
                    ----------------------------------------------------------------------------------------------------------------
                    Sanford C. Bernstein Proprietary Limited                  Inactive      Australia      Australia          -
                    ----------------------------------------------------------------------------------------------------------------

                                                                                          Parent's
                                                                            Number of    Percent of
                                                                             Shares      Ownership            Comments
                                                                              Owned      or Control   (e.g., Basis of Control)
                                                                              -----      ----------   ------------------------
AXA Financial, Inc.
---------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  -------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     ----------------------------------------------------------------------
        Equitable Holdings, LLC
        -------------------------------------------------------------------
           AllianceBernstein Corporation
           ----------------------------------------------------------------
              AllianceBernstein L.P.
              -------------------------------------------------------------
                 AllianceBernstein Corporation of Delaware (Cont'd)
                 ----------------------------------------------------------
                    AllianceBernstein Investment Research (Proprietary)                  100.00%
                       Limited
                    -------------------------------------------------------
                    AllianceBernstein (Singapore) Ltd.                                   100.00%
                    -------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                            100.00%
                    -------------------------------------------------------
                             Alliance Capital Asset Management                            75.00%   3rd party (Ankar Capital India
                                (India) Private Ltd                                                Pvt. Ltd.) owns 25%
                             ----------------------------------------------
                             AllianceBernstein Invest. Res. & Manage.                    100.00%
                                (India) Pvt
                    -------------------------------------------------------
                    AllianceBernstein Oceanic Corporation                     1,000      100.00%
                    -------------------------------------------------------
                    Alliance Capital Real Estate, Inc.                                   100.00%
                    -------------------------------------------------------
                    Alliance Corporate Finance Group Incorporated.            1,000      100.00%
                    -------------------------------------------------------
                    Alliance Eastern Europe, Inc.                                        100.00%
                    -------------------------------------------------------
                    AllianceBernstein Asset Management (Korea) Ltd.                      100.00%
                    -------------------------------------------------------
                    AllianceBernstein Investments, Inc.                         100      100.00%
                    -------------------------------------------------------
                    AllianceBernstein Investor Services, Inc.                   100      100.00%
                    -------------------------------------------------------
                    AllianceBernstein Hong Kong Limited                                  100.00%
                    -------------------------------------------------------
                             AllianceBernstein Taiwan Ltd.                                99.00%   Others own 1%
                    -------------------------------------------------------
                    Sanford C. Bernstein Limited                                         100.00%
                    -------------------------------------------------------
                             Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%   Devonshire House, 1 Mayfair
                                                                                                   Place
                    -------------------------------------------------------
                    Sanford C. Bernstein Proprietary Limited                             100.00%   Inactive
                    -------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q2-2010
-------------------------------------------------------------
LISTING C - MONY
----------------


                                                                                           State of       State of
                                                                           Type of        Incorp. or      Principal       Federal
                                                                          Subsidiary       Domicile       Operation      Tax ID #
                                                                          ----------       --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  MONY Agricultural Investment Advisers, Inc.                              Operating           DE             CO         75-2961816
  ----------------------------------------------------------------------------------------------------------------------------------
  MONY Capital Management, Inc.                                            Operating           DE             NY         13-4194065
  ----------------------------------------------------------------------------------------------------------------------------------
  MONY Asset Management, Inc.                                              Operating           DE             NY         13-4194080
  ----------------------------------------------------------------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  ----------------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Life Insurance Company *                                         Insurance           NY             NY         13-1632487
      ------------------------------------------------------------------------------------------------------------------------------
        MONY International Holdings, LLC                                      HCO              DE             NY         13-3790446
        ----------------------------------------------------------------------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*     Insurance       Argentina       Argentina     98-0157781
           -------------------------------------------------------------------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                   HCO           Jamaica         Jamaica
           -------------------------------------------------------------------------------------------------------------------------
           MBT, Ltd.                                                       Operating    Cayman Islands  Cayman Islands   98-0152047
           -------------------------------------------------------------------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.               Operating         Brazil         Brazil
              ----------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*           Insurance    Cayman Islands  Cayman Islands   98-0152046
        ----------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company of America*                            Insurance           AZ             NY         86-0222062
        ----------------------------------------------------------------------------------------------------------------------------
        U.S. Financial Life Insurance Company *                            Insurance           OH             OH         38-2046096
        ----------------------------------------------------------------------------------------------------------------------------
        MONY Financial Services, Inc.                                         HCO              DE             NY         11-3722370
        ----------------------------------------------------------------------------------------------------------------------------
           Financial Marketing Agency, Inc.                                Operating           OH             OH         31-1465146
           -------------------------------------------------------------------------------------------------------------------------
           MONY Brokerage, Inc.                                            Operating           DE             PA         22-3015130
           -------------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                           Operating           OH             OH         31-1562855
              ----------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                        Operating           AL             AL         62-1699522
              ----------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                          Operating           TX             TX         74-2861481
              ----------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                  Operating           MA             MA         06-1496443
              ----------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                     Operating           WA             WA         91-1940542
              ----------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                     Operating           NM             NM         62-1705422
           -------------------------------------------------------------------------------------------------------------------------
           1740 Ventures, Inc.                                             Operating           NY             NY         13-2848244
           -------------------------------------------------------------------------------------------------------------------------
           Enterprise Capital Management, Inc.                             Operating           GA             GA         58-1660289
           -------------------------------------------------------------------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                           Operating           DE             GA         22-1990598
           -------------------------------------------------------------------------------------------------------------------------
           MONY Assets Corp.                                                  HCO              NY             NY         13-2662263
           -------------------------------------------------------------------------------------------------------------------------
              MONY Benefits Management Corp.                               Operating           DE             NY         13-3363383
           -------------------------------------------------------------------------------------------------------------------------
           1740 Advisers, Inc.                                             Operating           NY             NY         13-2645490
           -------------------------------------------------------------------------------------------------------------------------
           MONY Securities Corporation                                     Operating           NY             NY         13-2645488
            ------------------------------------------------------------------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.              Operating           MN             NY         41-1941465
              ----------------------------------------------------------------------------------------------------------------------
              Trusted Investment Advisers Corp.                            Operating           MN             NY         41-1941464
              ----------------------------------------------------------------------------------------------------------------------

                                                                                          Parent's
                                                                           Number of     Percent of
                                                                            Shares       Ownership            Comments
                                                                             Owned       or Control    (e.g., Basis of Control)
                                                                             -----       ----------    ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------
  MONY Agricultural Investment Advisers, Inc.                                             100.00%
  -----------------------------------------------------------------------
  MONY Capital Management, Inc.                                                           100.00%
  -----------------------------------------------------------------------
  MONY Asset Management, Inc.                                                             100.00%
  -----------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  -----------------------------------------------------------------------
     AXA Equitable Life Insurance Company *
     --------------------------------------------------------------------
     MONY Life Insurance Company *                                                        100.00%
      -------------------------------------------------------------------
        MONY International Holdings, LLC                                                  100.00%
        -----------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*                    100.00%
           --------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                                99.00%
           --------------------------------------------------------------
           MBT, Ltd.                                                                      100.00%       79% by MONY Int'l Holdings &
                                                                                                        21% by MONY Financial
                                                                                                        Resources
           --------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.                               99.00%
              -----------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*                          100.00%
        -----------------------------------------------------------------
        MONY Life Insurance Company of America*                                           100.00%
        -----------------------------------------------------------------
        U.S. Financial Life Insurance Company *                            405,000        100.00%
        -----------------------------------------------------------------
        MONY Financial Services, Inc.                                        1,000        100.00%
        -----------------------------------------------------------------
           Financial Marketing Agency, Inc.                                     99         99.00%
           --------------------------------------------------------------
           MONY Brokerage, Inc.                                              1,500        100.00%
           --------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                                 5        100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                              1        100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                               10        100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                        5        100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                           1        100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                           1        100.00%
           --------------------------------------------------------------
           1740 Ventures, Inc.                                               1,000        100.00%
           --------------------------------------------------------------
           Enterprise Capital Management, Inc.                                 500        100.00%
           --------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                             1,000        100.00%
           --------------------------------------------------------------
           MONY Assets Corp.                                               200,000        100.00%
           --------------------------------------------------------------
              MONY Benefits Management Corp.                                 9,000        100.00%
           --------------------------------------------------------------
           1740 Advisers, Inc.                                              14,600        100.00%
           --------------------------------------------------------------
           MONY Securities Corporation                                       7,550        100.00%
            -------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.                1,000        100.00%
              -----------------------------------------------------------
              Trusted Investment Advisers Corp.                                  1        100.00%
              -----------------------------------------------------------


    -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
    -  As of February 2005, MONY Realty Partners, Inc. was dissolved
    - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of its stock for Jamaican regulatory reasons.
    - MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of its stock for Brazilian regulatory reasons.
    - Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of its stock for regulatory reasons.
    -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
    -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
    -  As of August 31, 2006, Sagamore Financial LLC was dissolved
    -  MONY Benefits Service Corp. was sold on January 26, 2007.
    - As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.
    -  MONY Bank & Trust Company of the Americas, Ltd. changed its name to
       MBT Ltd.

Item 27. Number of Contractowners

         As of October 13, 2010, there were 9,235 Qualified contract owners and 3,103 Non-Qualified contract owners of contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

     (a) Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

         The directors and officers of AXA Equitable are insured under policies issued by Lloyd's of London, X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriters

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

     (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A and I, and MONY's MONY Variable Account S, MONY America Variable Account S and Keynote Series Account. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104.

     (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                    (AXA ADVISORS LLC)
----------------                    --------------------------------------
*Harvey E. Blitz                    Director and Senior Vice President

*Andrew J. McMahon                  Chairman of the Board, Chief Financial
                                    Protection and Wealth Management Officer and Director

*Christine Nigro                    President and Director

*Richard S. Dziadzio                Director

*Manish Agarwal                     Director

*James A. Shepherdson               Chief Retirement Savings Officer and
                                    Director

*Robert O. Wright, Jr.              Vice Chairman of the Board, Chief Sales
                                    Officer and Director

*William Degnan                     Senior Vice President and Divisional
                                    President

Jeffrey Green                       Senior Vice President
4251 Crums Mill Road
Harrisburg, PA 17112

*Vincent Parascandola               Senior Vice President

*Kevin R. Byrne                     Executive Vice President and Treasurer

*Patricia Roy                       Chief Compliance Officer

*Philip Pescatore                   Chief Risk Officer

*Maurya Keating                     Vice President and Associate
                                    General Counsel

*Marshall F. Ollia                  Vice President and Controller

*Francesca Divone                   Secretary

*Susan Vesey                        Assistant Secretary

*Denise Tedeschi                    Assistant Vice President and Assistant
                                    Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                    (AXA DISTRIBUTORS, LLC)
----------------                    --------------------------------------

*James A. Shepherdson               Director, Chairman of the Board,
                                    President, Chief Executive Officer and
                                    Chief Retirement Savings Officer

*Philip Meserve                     Director and Executive Vice President of
                                    Business Development

*Andrew J. McMahon                  Chief Financial Protection and Wealth
                                    Management Officer and Director

*Gary Hirschkron                    Executive Vice President

*Michael McCarthy                   Director, Senior Vice President and
                                    National Sales Manager

*Joanne Petrini-Smith               Executive Vice President

*Anthea Perkinson                   Senior Vice President and National
                                    Accounts Director, Financial Institutions

*Nelida Garcia                      Senior Vice President

*Peter Golden                       Senior Vice President

*David Kahal                        Senior Vice President

*Kevin Kennedy                      Senior Vice President

*Diana Keary                        Senior Vice President

*Harvey Fladeland                   Senior Vice President

*Andrew Marrone                     Senior Vice President

*Kevin Molloy                       Senior Vice President

*Marian Sole                        Senior Vice President

*Mark Teitelbaum                    Senior Vice President

*Ronald R. Quist                    Vice President and Treasurer

*Norman J. Abrams                   Vice President and General Counsel

*Nicholas Gismondi                  Vice President and Chief Financial Officer

*Gregory Lashinsky                  Assistant Vice President - Financial
                                    Operations Principal

*Francesca Divone                   Secretary

*Susan Vesey                        Assistant Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.  Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, MO, 64105.


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates.

          The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b)of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the day of December 29, 2010.


                               SEPARATE ACCOUNT No. 49 OF
                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                           (Registrant)

                               By: AXA Equitable Life Insurance Company
                                           (Depositor)


                               By: /s/ Dodie Kent
                                  ---------------------
                               Dodie Kent
                               Vice President and Associate General Counsel
                               AXA Equitable Life Insurance Company

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the day of December 29, 2010.


                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Depositor)


                                         By: /s/ Dodie Kent
                                            ---------------------------------
                                            Dodie Kent
                                            Vice President and
                                            Associate General Counsel
                                            AXA Equitable Life Insurance Company


     Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard S. Dziadzio                       Senior Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and
                                           Chief Accounting Officer


*DIRECTORS:

Christopher M. Condron       Anthony J. Hamilton          Joseph H. Moglia
Henri de Castries            Mary R. (Nina) Henderson     Lorie A. Slutsky
Denis Duverne                James F. Higgins             Ezra Suleiman
Charlynn Goins               Peter S. Kraus               Peter J. Tobin
Danny L. Hale                Scott D. Miller              Richard C. Vaughan


*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

December 29, 2010

                                  EXHIBIT INDEX

EXHIBIT NO.                                                           TAG VALUE
----------                                                            ---------

10.(a)        Consent of PricewaterhouseCoopers LLP                    EX-99.10a